SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

June 30, 2023 (Unaudited)

Shares		Value

Common Stocks — 99.71%
Austria — 1.09%
1,678,481	Mondi Plc	$25,661,118

Brazil — 6.70%
19,309,783	B3 SA - Brasil Bolsa Balcao	58,918,995
6,396,206	Banco Bradesco SA	19,596,580
17,749	MercadoLibre, Inc.*	21,025,465
9,535,427	Raia Drogasil SA	58,807,309

		158,348,349

Chile — 4.29%
4,622,853	Antofagasta Plc	85,968,707
6,410,566	Falabella SA	15,391,659

		101,360,366

China — 22.13%
259,000	Alibaba Group Holding Ltd., ADR*	21,587,650
5,150,658	Alibaba Group Holding Ltd.*	53,617,478
14,111,906	China Resources Land Ltd.	60,055,534
3,379,052	LONGi Green Energy Technology Co. Ltd., Class A	13,369,572
3,687,162	Midea Group Co. Ltd., Class A	29,971,846
9,505,544	NARI Technology Co. Ltd., Class A	30,268,828
11,805,834	Ping An Insurance Group Co. of China Ltd., Series H	75,402,887
2,824,312	Shenzhen Inovance Technology Co. Ltd., Class A	25,033,677
592,458	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	24,517,038
2,014,775	Sunny Optical Technology Group Co. Ltd.	20,201,377
2,268,268	Tencent Holdings Ltd.	96,177,238
523,462	Yum China Holdings, Inc.	29,575,603
766,300	Yum China Holdings, Inc.	43,414,634

		523,193,362

Hong Kong — 5.05%
6,279,990	AIA Group Ltd.	63,782,716
1,469,740	Hong Kong Exchanges & Clearing Ltd.	55,686,994

		119,469,710

India — 17.52%
2,012,842	Axis Bank Ltd.	24,287,664
1,106,779	Dr Reddy’s Laboratories Ltd.	69,704,960
2,992,658	HDFC Bank Ltd.	62,106,084
2,835,786	Housing Development Finance Corp. Ltd.	97,835,422
4,059,184	Mahindra & Mahindra Ltd.	72,121,063
2,183,299	Tata Consultancy Services Ltd.	88,221,321

		414,276,514

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

Indonesia — 3.43%
63,118,624	Bank Central Asia Tbk PT	$38,710,555
310,201,317	Kalbe Farma Tbk PT	42,451,627

		81,162,182

Korea — 10.37%
490,184	LG Corp.	32,871,919
259,327	Samsung Fire & Marine Insurance Co. Ltd.	45,253,982
1,326,303	Shinhan Financial Group Co. Ltd.	34,287,888
1,510,573	SK Hynix, Inc.	132,725,602

		245,139,391

Mexico — 3.70%
789,300	Fomento Economico Mexicano SAB de CV, ADR	87,486,012

Peru — 1.09%
174,160	Credicorp Ltd.	25,712,982

Philippines — 1.99%
2,796,670	SM Investments Corp.	47,009,599

South Africa — 2.92%
2,527,449	Clicks Group Ltd.	35,086,890
4,376,998	Discovery Ltd.*	33,922,477

		69,009,367

Taiwan — 15.51%
2,122,752	Advantech Co. Ltd.	27,947,527
3,266,769	Delta Electronics, Inc.	36,203,419
29,759,401	E.Sun Financial Holding Co. Ltd.	24,933,375
1,165,897	MediaTek, Inc.	25,808,126
2,157,721	President Chain Store Corp.	19,594,355
1,658,400	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	167,365,728
18,439,186	Uni-President Enterprises Corp.	45,209,572
307,981	Voltronic Power Technology Corp.	19,477,335

		366,539,437

Thailand — 0.83%
5,387,598	Kasikornbank Public Co. Ltd., NVDR	19,719,279

Turkey — 0.00%
1	Enka Insaat ve Sanayi AS	1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

United Kingdom — 3.09%
1,403,194	Unilever Plc	$73,070,260

Total Common Stocks (Cost $2,388,533,977)		2,357,157,929

Investment Company — 0.26%
6,280,753	U.S. Government Money Market Fund, RBC Institutional Class 1 (a)	6,280,753

Total Investment Company (Cost $6,280,753)		6,280,753

Total Investments (Cost $2,394,814,730) — 99.97%		$2,363,438,682

Other assets in excess of liabilities — 0.03%		609,256

NET ASSETS — 100.00%		$2,364,047,938

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	28.77%
Information Technology	21.64%
Consumer Staples	13.50%
Consumer Discretionary	12.13%
Industrials	6.55%
Health Care	5.78%
Materials	4.73%
Communication Services	4.07%
Real Estate	2.54%
Other	0.29%

100.00%

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